Material judgments, estimates and assumptions - Additional Information (Detail)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2022
Disclosure Of Material Judgements Estimates And Assumptions [Line Items]
Useful life as a period of time intangible assets other than goodwill	15 years
Air And Space Technologies [Member]
Disclosure Of Material Judgements Estimates And Assumptions [Line Items]
Useful life as a period of time intangible assets other than goodwill		15 years
Expected marketability period for the products		11 years